Retirement Benefits (Obligations and Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ 0	$ 0
Change in Benefit Obligations, Dispositions	0	(41)
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in Plan Assets, Dispositions	0	(27)
Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Service Cost	0	3
Defined Benefit Plan, Interest Cost	31	35
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	600
Defined Benefit Plan, Fair Value of Plan Assets	598	600
Other Postretirement Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	223	296
Defined Benefit Plan, Service Cost	0	0
Defined Benefit Plan, Interest Cost	5	6
Defined Benefit Plan, Plan Amendments	1	2
Defined Benefit Plan, Benefits Paid	28	26
Defined Benefit Plan, Actuarial Gain (Loss)	2	(14)
Defined Benefit Plan, Benefit Obligation	203	223
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	284	312
Defined Benefit Plan, Actual Return on Plan Assets	7	17
Defined Benefit Plan, Contributions by Employer	9	8
Defined Benefit Plan, Benefits Paid	28	26
Defined Benefit Plan, Fair Value of Plan Assets	272	284
Defined Benefit Plan, Funded Status of Plan	(69)	(61)
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	96	86
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(2)	(2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(25)	(23)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	69	61
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	(21)	(25)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	18	18
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (3)	$ (7)